Basis of preparation and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Estimated Useful Lives for the Current and Comparative

The estimated useful lives are as follows:

Buildings	21 – 25 years
Mobile network infrastructure	4 – 20 years
Fixed network infrastructure	3 – 25 years
Call center equipment	4 – 8 years
Equipment, fixtures and fittings	2 – 10 years
Motor vehicles	4 – 6 years
Central betting terminals	5 – 10 years
Leasehold improvements	3 – 5 years

Disclosure of Useful Lives for the Intangible Assets

The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

Transmission line software	5 – 10 years
Central betting system operating right	7 – 10 years
Customer base	2 – 15 years
Brand name	9 – 10 years
Indefeasible right of use	15 years

Disclosure of Estimated Useful Lives for Investment Properties	The estimated useful lives are as follows: Investment Property 25 – 45 years
GSM and other telecommunication operating licenses [member]
Disclosure of Useful Lives for the Intangible Assets	The useful lives for telecommunication licenses are as follows:

Telecommunications licenses	3 – 25 years

Computer software [member]
Disclosure of Useful Lives for the Intangible Assets	The useful lives for computer software are as follows:

Computer software	3 – 8 years